FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets And Liabilities
Schedule of financial assets at amortized cost

	12.31.2023	12.31.2022
Non-current
Term deposit	-	101
Notes receivable	-	1
Total non-current	-	102
Current
Term deposit	101	-
Notes receivable	4	8
Total current	105	8

Schedule of financial assets at fair value through profit and loss

	12.31.2023	12.31.2022
Non-current
Shares	35	27
Total non-current	35	27

Current
Government securities	389	279
Corporate bonds	79	116
Shares	88	160
Mutual funds	3	31
Total current	559	586

Schedule of trade and other receivables

	Note	12.31.2023	12.31.2022
Non-Current
Related parties	16	11	17
Tax credits		1	2
Receivables for sale of associates		1	-
Contractual indemnity receivable		4	-
Other		1	1
Other receivables		18	20
Total non-current		18	20

	Note	12.31.2023	12.31.2022
Current
Receivables		105	141
CAMMESA		100	165
Related parties	16	5	5
Impairment of financial assets		(1)	(6)
Trade receivables, net		209	305

Current
Related parties	16	7	7
Tax credits		10	14
Receivables for complementary activities		1	-
Prepaid expenses		5	14
Guarantee deposits		19	27
Expenses to be recovered		6	15
Insurance to be recovered		4	-
Receivables for acquisition of subsidiary		-	7
Receivables for sale of associates		1	4
Receivables for financial instruments sale		-	1
GasAr Plan		11	32
Receivables for arbitration award		-	37
Contractual indemnity credit		2	-
Advances to employees		10	-
Other		11	7
Other receivables, net		87	165

Total current		296	470

Schedule of allowance for the impairment of trade receivables

	12.31.2023	12.31.2022	12.31.2021
At the beginning of the year	6	9	16
Impairment	1	1	1
Utilization	-	(1)	-
Reversal of unused amounts	(1)	-	(6)
Foreign currency exchange difference	(5)	(3)	(2)
At the end of the year	1	6	9

Schedule of cash and cash equivalents

	12.31.2023	12.31.2022
Banks	31	11
Mutual funds	140	95
Total	171	106

Schedule of borrowings

	12.31.2023	12.31.2022
Non-Current
Financial borrowings	-	108
Corporate bonds	1,224	1,232
Total non-current	1,224	1,340

Current
Bank overdrafts	31	59
Financial borrowings	67	51
Corporate bonds	126	163
Total current	224	273
Total	1,448	1,613

Schedule of changes in borrowings

	12.31.2023	12.31.2022	12.31.2021
At the beginning of the year	1,613	1,438	1,614
Proceeds from borrowings	424	308	188
Payment of borrowings	(191)	(143)	(336)
Accrued interest	304	172	137
Payment of interests	(280)	(162)	(140)
Repurchase of CB	(6)	(28)	(3)
Result from exchange of CB	-	14	-
Result from repurchase of CB	(1)	(6)	-
Increases for incorporation	-	89	-
Foreign currency exchange difference	(356)	(80)	(22)
Decrease for subsidiaries sales	(80)	-	-
Borrowing costs capitalized in property, plant and equipment	21	11	-
At the end of the year	1,448	1,613	1,438

Schedule of borrowings composition

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2023

Corporate bonds (1)
Class 17 CB	PAMPA		$5,980	Fixed	Badlar + 2%	May-24	9
Class 15 CB	PAMPA		$18,264	Variable	Badlar + 0%	Jul-24	29
Class 18 CB	PAMPA	US$	72	Fixed	5.00%	Sep-25	73
Class 16 CB	PAMPA	US$	56	Fixed	4.99%	Nov-25	56
Class 9 CB	PAMPA	US$	179	Fixed	9.50%	Dec-26	184
Class 1 CB	PAMPA	US$	597	Fixed	7.50%	Jan-27	611
Class 13 CB	PAMPA	US$	98	Fixed	0.00%	Dec-27	96
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	292
							1,350
Financial loans (2)(3)
	PAMPA	US$	8	Variable	SOFR 6M + 4,21%	Nov-24	8
	PAMPA		$3,000	Variable	Between 80% and 110%	Between Apr-24 and Jun-24	5
							13
Other financial loans (4)
	PAMPA	US$	22	Variable	SOFR + 0,35%	Jul-24	23
	PAMPA	US$	12	Variable	SOFR + 0%	Agu-24	12
	PAMPA	US$	14	Fixed	Between 13% and 16%	Between Jan-24 and Jun-24	14
	PAMPA	CNY	37	Fixed	Between 12% and 12.50%	Between Mar-24 and Nov-24	5
							54
Bank overdrafts (2)
	PAMPA		$23,140	Fixed	Between79.00% and 81,00%	Between Jan-24 and Apr-24	31
							31
							1,448

(1)	Net of repurchases for a face value of US$ 113.7 million for 2026 CB, US$ 153.0 million of 2027 CB, and US$ 7.5 million for 2029 CB.

(2)	During the fiscal year ended December 31, 2023, the Company took out short-term bank loans with local financial institutions, net of cancellations, for $ 16,535 million and import financing for CNY 37 million. Additionally, it took out import financing, net, for US$ 6.2 million. Post-closing, the Company took out net import financing for US$1 million and cancelled net bank debt for $100 million.

(3)	Regarding the FINNVERA credit facility and due to the discontinuation of the Libor benchmark interest rate as from July 2023, on September 5, 2023, Pampa and CACIB (Credit Agricole Corporate & Investment Bank) entered into an amendment to the credit facility replacing the Libor rate with the Term SOFR rate for debt services after November 2023. In this same line, the interest rate hedge agreement associated with the credit facility was also amended.

(4)	During the fiscal year ended December 31, 2023, the Company received disbursements in the amount of US$ 2.0 million under the credit facilities taken out with BNP Paribas S.A. in 2020.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2022

Corporate bonds (1)
T Series CB	PAMPA	US$	93	Fixed	7.38%	Jul-23	95
Class 8 CB	PAMPA		$3,107	Variable	Badlar + 2%	Jul-23	20
Class 11 CB	PAMPA		$21,655	Variable	Badlar + 0%	Jan-24	140
Class 9 CB	PAMPA	US$	102	Fixed	9.50%	Dec-26	184
Class 1 CB	PAMPA	US$	501	Fixed	7.50%	Jan-27	616
Class 13 CB	PAMPA	US$	49	Fixed	0.00%	Dec-27	48
Class 3 CB	PAMPA	US$	285	Fixed	9.13%	Apr-29	292
							1,395
Financial loans (2)
	PAMPA	US$	15	Variable	Libor + 4.21%	Nov-24	16
	GW	US$	83	Variable	Libor + 5.75%	Sep-26	85
							101
Other financial loans (3)
	PAMPA	US$	22	Variable	SOFR + 0.35%	Jul-23	23
	PAMPA	US$	8	Fixed	Between 9.50% and 14.50%	Between Jan-23 and May-23	8
	PAMPA	US$	27	Variable	SOFR + 0%	Agu-24	27
							58

Bank overdrafts (3)	PAMPA		$10,065	Fixed	Between 54% and 54.50%	Jan-23	59
							59
							1,613

(1)	Net of the following face value repurchases: US$ 113.7 million of ON 2026, US$ 146.2 million of ON 2027 and US$ 7.5 million of ON 2029.

(2)	During the the fiscal year ended December 31, 2022, the Company took on new short-term financing with domestic financial entities, net of cancellations, for a total $ 8,618 million and import prefinancing for US$ 7.6 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million and US$ 10.4 million corresponding to the credit facility subscribed between IDB Invest and Greenwind, a Company that is consolidated since acquisition of an additional 50% interest in August 2022.

(3)	During the fiscal year ended December 31, 2022, the Company received disbursements in the amount of US$ 1.3 million under the credit facilities taken out with BNP Paribas S.A. in 2020. After the fiscal year closing, the Company repaid short-term bank loans with local financial entities for $ 10,065 million and import prefinancing for US$ 0.7 million.

Schedule of trade and other payables

	Note	12.31.2023	12.31.2022
Non-Current
Compensation agreements		28	10
Finance leases liability		14	10
Contractual penalty debt		4	-
Other		-	1
Other payables		46	21
Total non-current		46	21

Current
Suppliers		186	198
Customer advances		9	3
Related parties	16	15	14
Trade payables		210	215

Compensation agreements		11	12
Liability for acquisition of companies		8	46
Finance leases liability		4	2
Investment plan readjustment liability		-	5
Contractual penalty debt		2	-
Debtors		3	-
Other		-	1
Other payables		28	66
Total current		238	281

Schedule of financial instruments

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	279	7	286	28	314
Financial assets at amortized cost
Term deposit	101	-	101	-	101
Notes receivable	4	-	4	-	4
Financial assets at fair value through profit and loss
Government securities	-	389	389	-	389
Corporate bonds	-	79	79	-	79
Shares	-	123	123	-	123
Mutual funds	-	3	3	-	3
Cash and cash equivalents	31	140	171	-	171
Total	415	741	1,156	28	1,184

Liabilities
Trade and other liabilities	275	-	275	9	284
Borrowings	1,448	-	1,448	-	1,448
Total	1,723	-	1,723	9	1,732

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	437	22	459	31	490
Financial assets at amortized cost
Term deposit	101	-	101	-	101
Notes receivable	9	-	9	-	9
Financial assets at fair value through profit and loss
Government securities	-	279	279	-	279
Corporate bonds	-	116	116	-	116
Shares	-	187	187	-	187
Mutual funds	-	31	31	-	31
Cash and cash equivalents	11	95	106	-	106
Total	558	730	1,288	31	1,319

Liabilities
Trade and other liabilities	298	-	298	4	302
Borrowings	1,613	-	1,613	-	1,613
Derivative financial instruments	-	2	2	-	2
Total	1,911	2	1,913	4	1,917

Schedule of income, expenses, gains and losses from financial instruments

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(307)	-	(307)	(49)	(356)
Foreign currency exchange difference, net	(1,035)	(560)	(1,595)	1,718	123
Changes in the fair value of financial instruments	-	444	444	-	444
Result from present value measurement	(1)	-	(1)	(9)	(10)
Other financial results	(7)	-	(7)	-	(7)
Total	(1,345)	(116)	(1,461)	1,660	199

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(175)	-	(175)	(41)	(216)
Foreign currency exchange difference, net	16	(85)	(69)	149	80
Changes in the fair value of financial instruments	-	110	110	-	110
Result from present value measurement	(1)	-	(1)	(13)	(14)
Other financial results	(15)	-	(15)	-	(15)
Total	(170)	25	(145)	95	(50)

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	10	-	10	-	10
Interest expenses	(138)	-	(138)	(40)	(178)
Foreign currency exchange difference, net	(11)	(19)	(30)	33	3
Changes in the fair value of financial instruments	-	(15)	(15)	-	(15)
Result from present value measurement	2	-	2	(3)	(1)
Other financial results	(4)	-	(4)	(4)	(8)
Total	(141)	(34)	(175)	(14)	(189)

Schedule of fair value of financial instruments

As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	389	-	-	389
Corporate bonds	79	-	-	79
Mutual funds	3	-	-	3
Shares	88	-	35	123
Cash and cash equivalents
Mutual funds	140	-	-	140
Other receivables
Guarantee deposits on derivative financial instruments	7	-	-	7
Total assets	706	-	35	741

As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	279	-	-	279
Corporate bonds	116	-	-	116
Mutual funds	31	-	-	31
Shares	160	-	27	187
Cash and cash equivalents		-	-
Mutual funds	95	-	-	95
Other receivables	22	-	-	22
Total assets	703	-	27	730

Liabilities
Derivative financial instruments	-	2	-	2
Total liabilities	-	2	-	2